Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 4,385,318		$ 6,107,782
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	3,519,872		4,581,555
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	196,024		1,239,434
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	574,319	[1]	101,496	[1]
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 95,103	[2]	$ 185,297	[2]

[1]	For the year ended December 31, 2013, and the period from November 1, 2012 through December 31, 2012
[2]	Direct investors in the Partnership